Pioneer Short Term Income Fund
Schedule of Investments  |  November 30, 2024

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  11/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.0%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 6.173% (Term SOFR + 150 bps), 2/5/27	$ 444,909
209,504	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.323% (Term SOFR + 175 bps), 11/18/26	209,766
	Total Advertising Sales	$654,675

	Applications Software — 0.0%†
242,500	RealPage, Inc., First Lien Initial Term Loan, 7.687% (Term SOFR + 300 bps), 4/24/28	$ 241,409
	Total Applications Software	$241,409

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, N Facility, 7.224% (Term SOFR + 250 bps), 1/31/28	$ 233,821
	Total Cable & Satellite Television	$233,821

	Chemicals-Specialty — 0.1%
304,542	Element Solutions Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.323% (Term SOFR + 175 bps), 12/18/30	$ 306,553
234,233	Tronox Finance LLC, 2024-B Term Loan, 7.104% (Term SOFR + 250 bps), 9/30/31	235,307
	Total Chemicals-Specialty	$541,860

	Containers-Paper & Plastic — 0.0%†
391,374	Berry Global, Inc., Term AA Loan, 6.487% (Term SOFR + 175 bps), 7/1/29	$ 393,282
	Total Containers-Paper & Plastic	$393,282

	Diagnostic Equipment — 0.0%†
241,875	Curia Global, Inc., First Lien 2021 Term Loan, 8.435% (Term SOFR + 375 bps), 8/30/26	$ 232,502
	Total Diagnostic Equipment	$232,502

	Direct Marketing — 0.0%†
38,266	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 7.573% (Term SOFR + 300 bps), 3/3/30	$ 38,462
	Total Direct Marketing	$38,462

1Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Disposable Medical Products — 0.0%†
250,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.835% (Term SOFR + 325 bps), 5/30/31	$ 250,547
	Total Disposable Medical Products	$250,547

	Electric-Generation — 0.0%†
128,627	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.823% (Term SOFR + 525 bps), 4/3/28	$ 129,189
	Total Electric-Generation	$129,189

	Finance-Leasing Company — 0.1%
242,514	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.356% (Term SOFR + 175 bps), 6/22/30	$ 242,785
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 6.354% (Term SOFR + 175 bps), 10/31/27	170,344
135,000	Setanta Aircraft Leasing Designated Activity Co., New Loan, 6.354% (Term SOFR + 175 bps), 11/5/28	135,815
	Total Finance-Leasing Company	$548,944

	Hotels & Motels — 0.0%†
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 6.338% (Term SOFR + 175 bps), 11/8/30	$ 249,200
	Total Hotels & Motels	$249,200

	Medical Labs & Testing Services — 0.0%†
237,606	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 7.823% (Term SOFR + 325 bps), 2/21/31	$ 239,769
	Total Medical Labs & Testing Services	$239,769

	Metal Processors & Fabrication — 0.0%†
130,100	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.382% (Term SOFR + 375 bps), 11/13/28	$ 127,661
	Total Metal Processors & Fabrication	$127,661

	Physical Therapy & Rehabilitation Centers — 0.0%†
241,875	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.097% (Term SOFR + 425 bps), 11/20/26	$ 202,973
	Total Physical Therapy & Rehabilitation Centers	$202,973

	Retail — 0.0%†
242,041	RVR Dealership Holdings LLC, Term Loan, 8.504% (Term SOFR + 375 bps), 2/8/28	$ 225,250
	Total Retail	$225,250

Pioneer Short Term Income Fund  | 11/30/242

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telephone-Integrated — 0.0%†
58,818	Level 3 Financing, Inc., Term B-1, 11.133% (Term SOFR + 656 bps), 4/15/29	$ 60,252
58,818	Level 3 Financing, Inc., Term B-2, 11.133% (Term SOFR + 656 bps), 4/15/30	60,220
	Total Telephone-Integrated	$120,472

	Veterinary Diagnostics — 0.1%
608,939	Elanco Animal Health Inc., Term Loan, 6.522% (Term SOFR + 175 bps), 8/1/27	$ 609,481
	Total Veterinary Diagnostics	$609,481

	Total Senior Secured Floating Rate Loan Interests (Cost $5,086,135)	$5,039,497

Shares
	Common Stock — 0.0% of Net Assets
	Pharmaceuticals — 0.0%†
713(b)	Endo, Inc.	$ 16,257
	Total Pharmaceuticals	$16,257

	Total Common Stock (Cost $50,568)	$16,257

Principal Amount USD ($)
	Asset Backed Securities — 30.6% of Net Assets
48,641(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.924% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 47,685
43,586(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.954% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	43,417
3,440,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 6.867% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	3,444,696
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	493,572
318,624	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	291,092
3Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,032,625	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	$ 1,050,885
877,868	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	869,354
1,085,688	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	1,091,869
553,447	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	554,918
1,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,029,972
1,521,895	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	1,526,850
511,523(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.875% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	510,294
623,802(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.125% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	621,445
35,525	Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.55%, 6/15/27 (144A)	35,468
2,000,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 1/18/28 (144A)	2,003,830
475,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	475,996
1,140,000	Affirm Asset Securitization Trust, Series 2023-A, Class B, 7.18%, 1/18/28 (144A)	1,142,390
105,055	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	105,363
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,436,074
389,537	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	390,895
890,000(c)	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	890,287
243,494	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	246,962
202,912	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	206,422
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	794,189
1,250,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	1,256,055
2,210,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	2,260,439
Pioneer Short Term Income Fund  | 11/30/244

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	$ 2,028,586
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	611,549
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	995,392
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	820,134
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	674,566
1,360,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	1,382,122
869,647	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	838,110
560,671	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	528,728
351,622	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	322,053
3,460,569	Aqua Finance Trust, Series 2024-A, Class A, 4.81%, 4/18/50 (144A)	3,421,821
191,924(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL1, Class A, 5.694% (1 Month Term SOFR + 108 bps), 12/15/35 (144A)	191,931
2,600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.77%, 3/15/27 (144A)	2,581,630
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	989,182
525,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	527,486
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	2,019,058
2,161,711	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	2,160,106
298,631	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	296,288
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,027,893
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	502,935
1,243,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,246,732
1,296,679(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 6.034% (SOFR30A + 130 bps), 12/26/31 (144A)	1,298,972
5Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
740,959(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 6.784% (SOFR30A + 205 bps), 12/26/31 (144A)	$ 746,774
3,040,090(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 6.334% (SOFR30A + 160 bps), 6/25/47 (144A)	3,045,495
202,450	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	203,003
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	1,053,692
3,490,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	3,498,497
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,561,874
2,000,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	2,032,851
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	632,701
460,711	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	415,261
1,438,434	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	1,453,577
1,100,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B, 5.41%, 3/15/30 (144A)	1,101,549
1,080,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	1,084,431
409,138	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	397,138
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,121,453
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.406% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	500,577
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.156% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	499,679
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.906% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	998,516
181,250(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.906% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	181,191
Pioneer Short Term Income Fund  | 11/30/246

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
921,232(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.875% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	$ 916,915
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.474% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	498,743
273,807	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	270,639
159,358	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	149,137
602,407(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.156% (SOFR30A + 435 bps), 10/15/26 (144A)	602,105
228,571(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.917% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	229,301
1,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	1,198,989
840,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class B, 7.00%, 3/15/35 (144A)	837,719
249,788	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	246,812
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,173,432
900,000(d)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	865,897
7,802(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.322% (1 Month Term SOFR + 73 bps), 1/25/33	7,783
737,428(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.60% (PRIME + 85 bps), 12/27/50 (144A)	736,879
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.817% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	2,000,184
2,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class D, 7.967% (3 Month Term SOFR + 350 bps), 1/15/34 (144A)	1,999,896
417,934(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.318% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	418,028
250,000(d)	CFMT LLC, Series 2023-HB12, Class M1, 4.25%, 4/25/33 (144A)	243,104
750,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	714,295
200,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	183,913
7Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,230,000(d)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	$ 1,956,188
33,669(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 5.242% (1 Month Term SOFR + 65 bps), 4/25/33	33,676
36,738(e)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.882%, 11/25/34	35,810
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	496,175
858,802	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	866,912
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	15,181
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	705,984
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	788,332
1,250,000(c)	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,249,722
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 5.802% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	115,312
648,078	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	657,126
1,021,275	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	1,028,575
2,050,000	Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30 (144A)	2,097,803
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.456% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	1,908,917
500,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	500,658
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	1,018,705
583,047	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	589,011
2,500,000	Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 5/17/32	2,482,682
1,830,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	1,805,512
80,128	DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27 (144A)	79,982
Pioneer Short Term Income Fund  | 11/30/248

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.129% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	$ 997,809
1,360,915	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	1,360,173
1,930,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	1,862,835
560,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	560,672
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	406,141
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,084,154
895,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	989,173
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,143,072
4,710,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	4,772,896
1,360,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	1,340,033
69,175(a)	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-20, Class A7, 5.149% (SOFR30A + 41 bps), 12/25/29	66,771
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,746,707
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	411,039
1,357,166	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	1,368,472
3,300,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	3,374,664
1,807,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	1,866,458
2,272,000	FHF Issuer Trust, Series 2024-3A, Class C, 5.43%, 3/17/31 (144A)	2,263,839
1,290,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	1,290,552
350,626	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	354,890
1,621,259(d)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,648,310
2,106,595(d)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	2,119,775
9Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	$ 942,566
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.468% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	1,101,553
136,900	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	127,170
878,852	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	890,673
1,000,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	1,014,932
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,015,799
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,030,047
449,405	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	443,478
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	748,913
2,890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	2,928,568
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	768,981
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,050,691
2,670,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	2,676,529
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,118,916
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,065,356
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,505,285
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	231,665
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,328,312
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,344,491
887,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	873,137
2,400,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 6.816% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	2,403,576
Pioneer Short Term Income Fund  | 11/30/2410

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,130,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 6.466% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	$ 2,130,735
750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.626% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	751,222
2,010,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.376% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	2,011,005
1,750,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 9.226% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	1,766,928
766,131(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.881% (SOFR90A + 195 bps), 9/1/26 (144A)	769,910
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.031% (SOFR90A + 310 bps), 9/1/26 (144A)	463,757
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.431% (SOFR90A + 450 bps), 9/1/26 (144A)	504,610
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 8.868% (SOFR90A + 350 bps), 3/1/28 (144A)	1,031,682
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 12.518% (SOFR90A + 715 bps), 3/1/28 (144A)	432,490
1,265,837(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 6.234% (SOFR30A + 150 bps), 1/25/55 (144A)	1,269,556
500,050(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.102% (SOFR30A + 325 bps), 10/25/50 (144A)	499,338
1,200,000(a)(c)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.975% (SOFR30A + 225 bps), 12/25/51 (144A)	1,200,000
822,215	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	828,344
66,958	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	64,019
1,021,630	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	1,031,570
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	135,000
11Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
318,716(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.911% (SOFR30A + 315 bps), 5/20/32 (144A)	$ 321,853
750,000(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class C, 7.455% (SOFR30A + 260 bps), 10/20/32 (144A)	751,708
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.306% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	466,863
450,000(a)	IVY Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A2AR, 6.779% (3 Month Term SOFR + 216 bps), 7/20/33 (144A)	452,008
577,638(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.511% (SOFR30A + 175 bps), 11/25/53 (144A)	581,383
1,153,364(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.461% (SOFR30A + 170 bps), 3/20/54 (144A)	1,160,832
784,791(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.361% (SOFR30A + 160 bps), 5/25/54 (144A)	789,860
2,929,509(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 6.09% (SOFR30A + 120 bps), 2/25/55 (144A)	2,931,240
2,760,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.456% (SOFR30A + 265 bps), 11/15/27 (144A)	2,769,111
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	501,796
690,217	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	691,284
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	1,016,806
708,477	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	725,343
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,536,236
1,550,000	Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/30 (144A)	1,536,316
780,327	LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/34 (144A)	773,257
395,904	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	397,286
Pioneer Short Term Income Fund  | 11/30/2412

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
179,042	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	$ 179,580
1,810,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	1,799,064
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	1,000,288
62,094	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	62,188
375,030	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	343,285
1,180,727	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	1,165,977
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	1,024,935
1,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	1,502,508
2,710,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	2,756,650
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 6.362% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	709,822
710,000(a)(c)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 6.125% (3 Month Term SOFR + 121 bps), 1/15/36 (144A)	710,000
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	1,017,457
1,790,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	1,807,730
1,900,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	1,899,752
1,240,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	1,242,423
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.708% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,541,149
112,099	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	110,289
48,520	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	47,660
1,427(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	2,282
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.698% (SOFR30A + 90 bps), 3/15/29 (144A)	1,305,094
13Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
690,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	$ 712,978
1,550,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	1,549,063
92,291(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.482% (1 Month Term SOFR + 89 bps), 5/25/33	90,245
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,500,640
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,672,464
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,046,881
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	1,011,592
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	1,019,289
2,250,000	Octane Receivables Trust, Series 2024-3A, Class C, 5.51%, 10/20/31 (144A)	2,259,544
2,300,000	Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29 (144A)	2,298,120
650,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	650,774
68,929	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	67,783
304,146	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	304,801
1,160,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	1,165,725
1,260,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	1,262,134
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.429% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	1,000,981
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	752,819
1,575,517	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,522,917
4,800,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	4,798,243
311,339	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	314,312
569,854	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	572,548
Pioneer Short Term Income Fund  | 11/30/2414

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
20,990	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	$ 21,005
2,049,236	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	2,060,659
2,010,637	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	2,035,816
309,967	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	312,782
1,534,828(d)	Pagaya AI Debt Trust, Series 2024-2, Class ABC, 6.769%, 8/15/31 (144A)	1,546,765
2,410,522	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	2,423,584
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.247% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	250,489
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	730,403
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	737,787
2,000,000	PEAC Solutions Receivables LLC, Series 2024-1A, Class C, 6.62%, 1/21/31 (144A)	2,044,140
3,110,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	3,069,898
782,807	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	791,921
1,106,693	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,110,226
1,000,634	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	1,008,508
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	860,397
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	721,591
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	395,998
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,940,887
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	1,999,813
2,030,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,998,558
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	679,636
15Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	$ 712,912
2,400,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,428,369
206,480(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.25% (PRIME - 50 bps), 12/27/44 (144A)	206,061
862,752(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.82% (PRIME + 7 bps), 4/25/48 (144A)	885,478
428,571(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.697% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	428,637
1,850,000	Regional Management Issuance Trust, Series 2024-2, Class B, 5.49%, 12/15/33 (144A)	1,857,638
1,250,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.74%, 12/15/33 (144A)	1,255,453
707,798	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	717,878
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	933,342
500,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	48,500
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	506,899
966,294(d)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	991,050
1,980,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	2,032,430
840,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	861,768
978,686	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	990,197
3,803	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	3,799
2,825,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	2,821,457
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	699,146
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	1,003,527
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,037,001
Pioneer Short Term Income Fund  | 11/30/2416

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	$ 1,152,349
1,980,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	1,975,438
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, 1/15/31	996,562
1,424,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	1,386,647
500,000	SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32 (144A)	510,828
480,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	493,169
2,670,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 6.644% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	2,672,502
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.487% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	500,562
900,000(a)	STAR Trust, Series 2021-SFR1, Class C, 5.774% (1 Month Term SOFR + 116 bps), 4/17/38 (144A)	886,191
2,230,000(a)	STAR Trust, Series 2021-SFR2, Class C, 6.324% (1 Month Term SOFR + 171 bps), 1/17/39 (144A)	2,208,131
1,610,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 7.149% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	1,612,468
206,064	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	197,152
8,409	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	8,346
1,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 8.506% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	1,003,213
214,205	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	212,993
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,214,872
3,514,699(d)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	3,514,435
2,890,000(e)	Towd Point Mortgage Trust, Series 2024-CES4, Class A2, 5.173%, 9/25/64 (144A)	2,840,811
3,000,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A2, 5.98%, 11/15/27 (144A)	3,051,410
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,633,010
1,023,836	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	1,023,007
17Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	$ 774,948
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,112,383
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	1,015,799
820,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	855,315
1,000,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class B, 6.57%, 2/15/28 (144A)	1,013,339
1,140,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	1,163,196
3,000,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29 (144A)	3,014,721
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,176,551
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	869,360
2,100,000	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 1/15/31 (144A)	2,100,619
54,907	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	53,638
141,521	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	143,470
1,090,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 6.047% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	1,089,663
676,777	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	686,502
1,544,350	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,539,758
830,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	826,788
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	99,781
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	517,559
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	1,019,652
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	339,085
1,123,134(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	1,134,966
Pioneer Short Term Income Fund  | 11/30/2418

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
550,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	$ 610,224
1,500,000	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,512,750
330,967	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	319,455
682,896	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	689,766
341,448	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	348,832
535,021	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	538,100
1,400,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class F, 3.66%, 12/15/27 (144A)	1,375,898
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,298,747
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	359,447
302,142(a)	Westlake Automobile Receivables Trust, Series 2023-3A, Class A2B, 5.476% (SOFR30A + 67 bps), 10/15/26 (144A)	302,460
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,024,529
650,805	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	586,338
1,600,000	Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32 (144A)	1,606,021
2,870,000(a)	Woodmont Trust, Series 2023-12A, Class A1R, 6.025% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	2,873,651
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.909% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,002,606
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.909% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	1,000,273
19Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
990,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.456% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	$ 992,235
419,934(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.956% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	419,963
	Total Asset Backed Securities (Cost $352,593,860)	$353,939,282

	Collateralized Mortgage Obligations—7.8% of Net Assets
4,235(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.88%, 6/25/30	$ 4,243
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.734% (SOFR30A + 100 bps), 9/25/31 (144A)	850,951
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.434% (SOFR30A + 370 bps), 1/26/32 (144A)	513,993
580,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.884% (SOFR30A + 215 bps), 8/25/34 (144A)	581,796
94,794(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	91,486
1,000,000(d)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	963,821
700,000(d)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	653,797
510,000(d)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	469,639
1,140,000(d)	CFMT LLC, Series 2024-HB15, Class M3, 4.00%, 8/25/34 (144A)	1,006,822
1,069,484(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.284% (SOFR30A + 155 bps), 2/25/50 (144A)	1,011,753
617,103(d)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	575,545
402,825(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.999% (SOFR30A + 226 bps), 11/25/39 (144A)	404,684
624,146(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 8.599% (SOFR30A + 386 bps), 9/25/39 (144A)	647,089
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.499% (SOFR30A + 376 bps), 2/25/40 (144A)	1,095,970
Pioneer Short Term Income Fund  | 11/30/2420

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.499% (SOFR30A + 376 bps), 2/25/40 (144A)	$ 2,246,959
2,010,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.634% (SOFR30A + 190 bps), 12/25/41 (144A)	2,036,316
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.734% (SOFR30A + 300 bps), 1/25/42 (144A)	2,854,726
294,227(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.225% (SOFR30A + 250 bps), 9/25/42 (144A)	300,367
679,669(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.125% (SOFR30A + 240 bps), 12/25/42 (144A)	698,857
73,399(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.034% (SOFR30A + 230 bps), 1/25/43 (144A)	75,067
485,244(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.234% (SOFR30A + 250 bps), 4/25/43 (144A)	494,828
151,686(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.434% (SOFR30A + 170 bps), 7/25/43 (144A)	152,347
363,598(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.784% (SOFR30A + 105 bps), 1/25/44 (144A)	363,598
787,621(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.834% (SOFR30A + 110 bps), 2/25/44 (144A)	787,863
480,477(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.875% (SOFR30A + 115 bps), 3/25/44 (144A)	480,476
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.675% (SOFR30A + 195 bps), 3/25/44 (144A)	494,589
1,086,233(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.734% (SOFR30A + 100 bps), 5/25/44 (144A)	1,085,560
1,933,280(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.734% (SOFR30A + 100 bps), 7/25/44 (144A)	1,932,081
21Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
976,860(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.734% (SOFR30A + 100 bps), 7/25/44 (144A)	$ 977,162
1,540,447(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.884% (SOFR30A + 115 bps), 9/25/44 (144A)	1,541,416
740,859(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.784% (SOFR30A + 105 bps), 9/25/44 (144A)	741,326
1,210,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 6.334% (SOFR30A + 160 bps), 9/25/44 (144A)	1,215,303
79,547	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	82,771
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.984% (SOFR30A + 425 bps), 4/25/34 (144A)	839,183
549,288(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.734% (SOFR30A + 200 bps), 9/26/33 (144A)	551,850
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.684% (SOFR30A + 395 bps), 9/26/33 (144A)	651,033
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	955,038
20,557(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.92% (SOFR30A + 111 bps), 3/15/32	20,740
34,109(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.92% (SOFR30A + 111 bps), 3/15/32	34,417
10,341(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.17% (SOFR30A + 36 bps), 1/15/35	10,288
6,525(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.17% (SOFR30A + 36 bps), 8/15/35	6,491
3,479(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.22% (SOFR30A + 41 bps), 1/15/36	3,440
26,609(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.22% (SOFR30A + 41 bps), 2/15/36	26,246
13,259(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.34% (SOFR30A + 53 bps), 6/15/36	13,046
Pioneer Short Term Income Fund  | 11/30/2422

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,382(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.42% (SOFR30A + 61 bps), 7/15/36	$ 28,128
26,376(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.27% (SOFR30A + 46 bps), 11/15/36	25,976
11,773(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.27% (SOFR30A + 46 bps), 11/15/36	11,601
49,399(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.50% (SOFR30A + 69 bps), 10/15/37	49,071
41,654(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.62% (SOFR30A + 81 bps), 12/15/39	41,609
10,722(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.32% (SOFR30A + 51 bps), 5/15/41	10,570
1,057(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.12% (SOFR30A + 31 bps), 8/15/26	1,056
1,827,558(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	1,779,170
2,570,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	2,430,443
256,047(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	247,502
750,000(d)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	710,501
632,588(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.384% (SOFR30A + 165 bps), 1/25/34 (144A)	636,526
2,584,807(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.234% (SOFR30A + 150 bps), 10/25/41 (144A)	2,597,929
166,620(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.584% (SOFR30A + 85 bps), 11/25/41 (144A)	166,312
23Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.834% (SOFR30A + 210 bps), 9/25/41 (144A)	$ 1,350,435
1,338,369(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.684% (SOFR30A + 95 bps), 12/25/41 (144A)	1,335,879
1,326,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1B, 6.584% (SOFR30A + 185 bps), 1/25/42 (144A)	1,345,138
1,835,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.234% (SOFR30A + 250 bps), 1/25/42 (144A)	1,872,544
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class M2, 8.484% (SOFR30A + 375 bps), 2/25/42 (144A)	1,048,024
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class M2, 9.084% (SOFR30A + 435 bps), 4/25/42 (144A)	1,596,787
123,831(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.884% (SOFR30A + 215 bps), 9/25/42 (144A)	125,299
197,514(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.034% (SOFR30A + 230 bps), 8/25/42 (144A)	202,230
655,176(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA2, Class M1A, 6.825% (SOFR30A + 210 bps), 4/25/43 (144A)	668,416
191,467(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.734% (SOFR30A + 200 bps), 5/25/43 (144A)	194,143
381,600(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.734% (SOFR30A + 200 bps), 6/25/43 (144A)	384,834
540,523(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 6.084% (SOFR30A + 135 bps), 2/25/44 (144A)	541,535
1,822,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.784% (SOFR30A + 105 bps), 10/25/44 (144A)	1,826,564
751,838(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.734% (SOFR30A + 100 bps), 10/25/44 (144A)	751,838
Pioneer Short Term Income Fund  | 11/30/2424

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,798,250(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.984% (SOFR30A + 125 bps), 8/25/44 (144A)	$ 2,802,696
1,175,492(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.934% (SOFR30A + 120 bps), 8/25/44 (144A)	1,177,766
1,220,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.534% (SOFR30A + 180 bps), 8/25/44 (144A)	1,229,904
15,617(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 5.32% (SOFR30A + 51 bps), 5/15/36	15,426
36,656(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 5.22% (SOFR30A + 41 bps), 8/15/36	36,180
13,612(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 5.27% (SOFR30A + 46 bps), 12/15/36	13,426
114,512(d)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 4.989%, 7/25/43	115,848
8,387(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.749% (SOFR30A + 101 bps), 12/25/31	8,430
6,088(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.563% (SOFR30A + 76 bps), 1/18/32	6,090
9,947(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.349% (SOFR30A + 61 bps), 1/25/33	9,916
12,002(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.349% (SOFR30A + 61 bps), 5/25/33	11,916
10,867(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.199% (SOFR30A + 46 bps), 2/25/33	10,849
18,865(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.249% (SOFR30A + 51 bps), 7/25/34	18,722
23,152(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.149% (SOFR30A + 41 bps), 10/25/35	22,863
25Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,131(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.159% (SOFR30A + 42 bps), 2/25/35	$ 18,072
26,172(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.299% (SOFR30A + 56 bps), 6/25/36	25,940
5,326(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.419% (SOFR30A + 68 bps), 9/25/36	5,292
7,278(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.469% (SOFR30A + 73 bps), 12/25/37	7,221
10,729(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.099% (SOFR30A + 36 bps), 3/25/37	10,456
33,721(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.099% (SOFR30A + 36 bps), 2/25/37	32,938
6,143(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.249% (SOFR30A + 51 bps), 5/25/37	6,053
33,402(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.089% (SOFR30A + 35 bps), 6/25/37	32,849
26,390(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.049% (SOFR30A + 31 bps), 2/25/37	25,856
9,752(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.419% (SOFR30A + 68 bps), 9/25/37	9,657
21,870(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.069% (SOFR30A + 133 bps), 10/25/38	22,283
123,232(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 5.069% (SOFR30A + 33 bps), 3/25/45	122,085
38,374(d)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.562%, 4/25/45	37,351
27,602(d)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.835%, 6/25/45	27,169
78,367(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 5.109% (SOFR30A + 37 bps), 11/25/46	77,615
Pioneer Short Term Income Fund  | 11/30/2426

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
806,664(e)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	$ 803,592
39,141(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.971% (1 Month Term SOFR + 36 bps), 2/20/35	38,840
38,193(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.975% (1 Month Term SOFR + 36 bps), 1/16/35	38,019
2,349,698(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.334% (SOFR30A + 160 bps), 8/25/54 (144A)	2,355,594
568,462(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.699% (SOFR30A + 296 bps), 7/25/33 (144A)	572,643
46,498(a)	Home Re, Ltd., Series 2022-1, Class M1A, 7.584% (SOFR30A + 285 bps), 10/25/34 (144A)	46,554
161,284(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.884% (SOFR30A + 215 bps), 10/25/33 (144A)	161,622
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.334% (SOFR30A + 460 bps), 10/25/33 (144A)	321,680
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	276,491
338,901	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	321,109
16,326(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.903%, 10/25/34	15,430
103,833(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.202% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	101,885
620,000(e)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	625,852
654(d)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.375%, 1/25/29	642
57,740(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.342% (1 Month Term SOFR + 75 bps), 1/25/29	50,852
725,000(e)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	738,658
610,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	613,637
56,656(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.099% (SOFR30A + 536 bps), 10/25/30 (144A)	56,838
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	379,200
27Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	$ 430,663
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,759,530
400,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	366,536
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.884% (SOFR30A + 315 bps), 12/27/33 (144A)	639,071
1,527,372(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.434% (SOFR30A + 370 bps), 11/25/31 (144A)	1,560,775
703,120(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.434% (SOFR30A + 270 bps), 7/25/33 (144A)	710,332
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.084% (SOFR30A + 435 bps), 7/25/33 (144A)	478,355
1,073,755(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.734% (SOFR30A + 200 bps), 9/25/34 (144A)	1,075,050
710,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.634% (SOFR30A + 290 bps), 9/25/34 (144A)	714,501
183,128(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.187% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	158,150
576,928(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	546,405
2,830,273(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	2,875,850
505,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	508,872
460,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	463,870
3,095,260(d)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	3,119,620
4,932,000(d)	Towd Point Mortgage Trust, Series 2024-CES6, Class A2, 6.002%, 11/25/64 (144A)	4,931,851
756,607(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.634% (SOFR30A + 290 bps), 2/25/34 (144A)	764,684
1,277,079(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.134% (SOFR30A + 340 bps), 11/25/33 (144A)	1,297,554
Pioneer Short Term Income Fund  | 11/30/2428

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	$ 1,833,383
122,324(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	116,429
	Total Collateralized Mortgage Obligations (Cost $90,096,305)	$90,336,521

	Commercial Mortgage-Backed Securities—7.4% of Net Assets
1,969,609(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 5.925% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 1,957,974
1,215,843(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.794% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	1,212,941
860,484(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 6.074% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	859,174
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 6.724% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,548,525
1,186,932(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.256% (SOFR30A + 145 bps), 1/15/37 (144A)	1,186,653
1,960,272(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 6.459% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	1,960,256
132,749(a)	AREIT Trust, Series 2021-CRE5, Class A, 5.805% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	132,497
2,400,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.296% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	2,401,406
1,970,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.61% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	1,977,808
13,960,000(d)(f)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	86,435
392,120(e)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
725,000(a)	BDS LLC, Series 2024-FL13, Class A, 6.187% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	724,903
1,630,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 6.247% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	1,628,984
29Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,030,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.301% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	$ 2,035,709
1,707,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.619% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	1,696,331
2,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.45% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	1,995,000
534	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	532
1,800,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	1,794,319
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 6.914% (SOFR30A + 206 bps), 3/25/25 (144A)	490,531
2,162,060(a)	FS Rialto, Series 2021-FL3, Class A, 5.975% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	2,153,865
420,244(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.689% (SOFR30A + 190 bps), 1/19/39 (144A)	420,036
3,910,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 6.481% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	3,900,464
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.974% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,987,003
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.274% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	149,166
1,710,000(a)	HIH Trust, Series 2024-61P, Class A, 6.451% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	1,708,931
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.151% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	860,726
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.55% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,109,306
950,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	963,880
1,275,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	1,301,932
1,105,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	1,131,473
Pioneer Short Term Income Fund  | 11/30/2430

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
540,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.451% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	$ 539,155
500,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.817% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	488,626
1,940,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.389% (1 Month Term SOFR + 163 bps), 11/15/38 (144A)	1,926,662
1,147,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.99%, 10/5/39 (144A)	1,147,034
160,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	157,975
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2023-CCDC, Class A, 7.235%, 10/5/40 (144A)	1,053,923
2,828,803(a)	KREF, Ltd., Series 2022-FL3, Class A, 6.056% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	2,823,281
1,460,882(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.348% (SOFR30A + 155 bps), 1/17/37 (144A)	1,457,303
1,366,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.543% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	1,364,294
817,778(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 6.368% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	818,799
991,001(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.018% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	994,081
1,230,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	1,244,610
4,540,000(a)	MF1, Series 2024-FL15, Class A, 6.298% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	4,533,226
3,430,000(a)	MF1, Series 2024-FL16, Class A, 6.151% (1 Month Term SOFR + 154 bps), 11/18/29 (144A)	3,421,521
3,067,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.347% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	3,070,815
1,417,117(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.805% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	1,410,837
2,975,906(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.956% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	2,967,863
31Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
580,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.489% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	$ 489,387
419,517(a)	PFP, Ltd., Series 2024-11, Class A, 6.455% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	420,423
1,680,500(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 5.902% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	1,669,358
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 6.502% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	1,125,776
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.652% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	870,649
1,051,439(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.384% (SOFR30A + 165 bps), 1/25/37 (144A)	1,049,519
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 8.12% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	590,626
3,160,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.559% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	3,176,292
328,374(d)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	320,090
1,259,475(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	1,285,463
587,500(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 6.825% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	585,686
1,436,414(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.26% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	1,429,456
508,120(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	469,039
464,054(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	467,268
817,606(d)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	824,635
1,057,976(d)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	1,069,221
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.98% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	786,467
Pioneer Short Term Income Fund  | 11/30/2432

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
996,028(a)(g)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.536% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	$ 99,603
187,357(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.042% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	187,698
	Total Commercial Mortgage-Backed Securities (Cost $87,480,031)	$85,713,421

	Corporate Bonds — 41.8% of Net Assets
	Aerospace & Defense — 0.5%
4,500,000	Boeing Co., 2.75%, 2/1/26	$ 4,377,298
1,000,000	Boeing Co., 6.259%, 5/1/27 (144A)	1,024,742
	Total Aerospace & Defense	$5,402,040

	Agriculture — 0.8%
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	$ 3,096,700
5,800,000	Philip Morris International, Inc., 4.375%, 11/1/27	5,772,864
	Total Agriculture	$8,869,564

	Airlines — 0.3%
948,294	American Airlines Group, Inc. Pass-Through Trust, 3.95%, 11/15/25	$ 939,260
1,780,800	United Airlines Pass-Through Trust, 4.875%, 1/15/26	1,776,719
855,763	United Airlines, Inc. Pass-Through Trust, 4.30%, 8/15/25	848,390
	Total Airlines	$3,564,369

	Auto Manufacturers — 3.8%
5,700,000	American Honda Finance Corp., 4.45%, 10/22/27	$ 5,679,591
3,000,000(a)	American Honda Finance Corp., 5.195% (SOFR + 55 bps), 5/11/26	2,999,337
3,600,000	BMW US Capital LLC, 4.60%, 8/13/27 (144A)	3,595,351
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	954,684
1,640,000	Daimler Truck Finance North America LLC, 5.125%, 9/25/27 (144A)	1,654,733
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	1,605,780
2,800,000	General Motors Financial Co., Inc., 5.35%, 7/15/27	2,835,581
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,192,803
1,600,000	Hyundai Capital America, 4.30%, 9/24/27 (144A)	1,580,329
33Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	$ 1,009,755
1,200,000	Hyundai Capital America, 5.275%, 6/24/27 (144A)	1,213,102
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	1,011,918
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,470,966
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	553,114
3,200,000	Mercedes-Benz Finance North America LLC, 4.75%, 8/1/27 (144A)	3,203,426
5,500,000	Toyota Motor Credit Corp., 4.35%, 10/8/27	5,484,770
1,315,000	Toyota Motor Credit Corp., 4.55%, 8/7/26	1,316,758
1,815,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26 (144A)	1,808,023
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	1,004,253
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,913,835
	Total Auto Manufacturers	$44,088,109

	Banks — 16.6%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,989,194
1,300,000(d)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,331,962
2,135,000(a)	Australia & New Zealand Banking Group, Ltd., 5.358% (SOFR + 68 bps), 7/16/27 (144A)	2,140,530
2,050,000	Bank of America Corp., 4.25%, 10/22/26	2,031,566
1,639,000(d)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,643,669
900,000(d)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	917,110
4,400,000(d)	Bank of Montreal, 4.567% (SOFR + 88 bps), 9/10/27	4,391,385
750,000(d)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	751,240
3,400,000(d)	Bank of New York Mellon Corp., 4.89% (SOFR + 84 bps), 7/21/28	3,422,438
1,800,000(d)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,807,794
3,200,000	Bank of Nova Scotia, 5.40%, 6/4/27	3,260,058
2,450,000(a)	Banque Federative du Credit Mutuel S.A., 5.675% (SOFR + 107 bps), 2/16/28 (144A)	2,458,813
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,035,975
2,900,000(d)	Barclays Plc, 4.837% (SOFR + 134 bps), 9/10/28	2,888,057
2,540,000(d)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,568,960
Pioneer Short Term Income Fund  | 11/30/2434

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,600,000(d)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	$ 1,640,028
3,000,000	BNP Paribas S.A., 4.375%, 5/12/26 (144A)	2,962,380
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,077,166
1,200,000	BPCE S.A., 5.203%, 1/18/27 (144A)	1,212,082
1,600,000(d)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,613,278
3,000,000(d)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	3,083,718
2,000,000(d)	Canadian Imperial Bank of Commerce, 4.508% (SOFR + 93 bps), 9/11/27	1,992,737
3,300,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/27	3,347,168
2,200,000(d)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	2,159,460
2,070,000(d)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,082,409
3,250,000(a)	Cooperatieve Rabobank UA, 5.597% (SOFR + 71 bps), 3/5/27	3,263,894
2,000,000(d)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,015,631
2,300,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	2,282,694
1,924,000(d)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	1,924,181
1,650,000(d)	Goldman Sachs Bank USA/New York NY, 5.283% (SOFR + 78 bps), 3/18/27	1,660,682
1,260,000(a)	Goldman Sachs Bank USA/New York NY, 5.364% (SOFR + 75 bps), 5/21/27	1,262,208
1,300,000(d)	Goldman Sachs Bank USA/New York NY, 5.414% (SOFR + 75 bps), 5/21/27	1,310,782
2,800,000(d)	Goldman Sachs Group, Inc., 5.798% (SOFR + 108 bps), 8/10/26	2,818,255
4,600,000(d)	HSBC Holdings Plc, 5.13% (SOFR + 104 bps), 11/19/28	4,619,869
1,500,000(d)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,510,021
2,500,000(d)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,550,544
2,700,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	2,748,146
1,300,000(d)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,288,142
1,255,000(d)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	1,263,148
500,000(d)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	502,980
35Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
3,400,000(a)	JPMorgan Chase & Co., 5.525% (SOFR + 86 bps), 10/22/28	$ 3,411,944
2,000,000(d)	JPMorgan Chase & Co., 5.546% (SOFR + 107 bps), 12/15/25	2,000,195
1,520,000(a)	JPMorgan Chase & Co., 5.585% (SOFR + 92 bps), 4/22/28	1,525,852
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,143,325
1,000,000	KeyBank N.A., 4.15%, 8/8/25	994,177
1,500,000	KeyBank NA, 4.70%, 1/26/26	1,496,951
2,000,000(d)	Lloyds Banking Group Plc, 5.087% (1 Year CMT Index + 85 bps), 11/26/28	2,009,601
1,380,000(d)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,395,642
2,030,000(d)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,063,363
3,300,000	Macquarie Bank, Ltd., 5.272%, 7/2/27 (144A)	3,364,179
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,361,183
2,800,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.017% (1 Year CMT Index + 195 bps), 7/20/28	2,822,716
1,000,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.541% (1 Year CMT Index + 150 bps), 4/17/26	1,001,873
1,100,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,081,067
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	948,245
3,500,000(a)	Morgan Stanley, 5.70% (SOFR + 102 bps), 4/13/28	3,518,095
1,400,000(d)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,406,145
1,000,000(d)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	1,005,409
1,000,000(a)	Morgan Stanley Bank NA, 5.481% (SOFR + 87 bps), 5/26/28	1,002,344
2,780,000(d)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,828,157
4,100,000(d)	National Bank of Canada, 5.60% (SOFR + 104 bps), 7/2/27	4,148,035
2,140,000(d)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,163,107
1,000,000(a)	NatWest Group Plc, 6.215% (SOFR + 125 bps), 3/1/28	1,006,740
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,336,560
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,625,068
Pioneer Short Term Income Fund  | 11/30/2436

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,610,000(d)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	$ 1,609,446
3,700,000(d)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	3,720,692
400,000(d)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	404,628
2,800,000(d)	Royal Bank of Canada, 4.51% (SOFR + 72 bps), 10/18/27	2,790,401
2,790,000(d)	Royal Bank of Canada, 5.069% (SOFR + 79 bps), 7/23/27	2,807,520
1,610,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,527,642
1,560,000(d)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	1,583,314
1,600,000(d)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,625,401
2,490,000(a)	Skandinaviska Enskilda Banken AB, 5.777% (SOFR + 89 bps), 3/5/27 (144A)	2,509,769
2,100,000(d)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,090,202
1,225,000(d)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	1,243,439
1,480,000(d)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,482,149
1,000,000(a)	State Street Corp., 5.31% (SOFR + 64 bps), 10/22/27	1,003,060
1,560,000(d)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,573,948
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,216,749
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.20%, 3/7/27 (144A)	1,620,469
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,839,724
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,126,451
600,000(d)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	598,100
1,590,000(d)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,604,473
2,800,000(d)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	2,849,128
1,320,000(d)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,316,691
2,000,000(d)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	2,016,013
37Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
1,170,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	$ 1,144,438
1,300,000(d)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	1,309,738
3,300,000(d)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,418,844
2,780,000(a)	US Bank NA, 5.361% (SOFR + 69 bps), 10/22/27	2,779,722
1,440,000(d)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,436,615
1,390,000(a)	Wells Fargo & Co., 5.741% (SOFR + 107 bps), 4/22/28	1,399,113
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	911,689
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,621,772
	Total Banks	$191,671,667

	Building Materials — 0.4%
1,800,000	Owens Corning, 3.40%, 8/15/26	$ 1,759,613
2,370,000	Owens Corning, 5.50%, 6/15/27	2,416,498
	Total Building Materials	$4,176,111

	Chemicals — 0.3%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,761,142
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,667,201
	Total Chemicals	$3,428,343

	Commercial Services — 0.5%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,270,079
2,857,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	2,910,217
	Total Commercial Services	$6,180,296

	Computers — 0.5%
5,300,000	Accenture Capital, Inc., 3.90%, 10/4/27	$ 5,238,771
	Total Computers	$5,238,771

	Diversified Financial Services — 4.7%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 997,038
2,300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	2,357,010
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	1,612,311
1,800,000	Air Lease Corp., 3.375%, 7/1/25	1,784,444
1,600,000	Air Lease Corp., 3.75%, 6/1/26	1,575,335
1,130,000	Air Lease Corp., 5.30%, 6/25/26	1,138,344
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,694,329
Pioneer Short Term Income Fund  | 11/30/2438

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
1,000,000	Ally Financial, Inc., 5.80%, 5/1/25	$ 1,001,878
2,100,000	Ally Financial, Inc., 7.10%, 11/15/27	2,223,426
3,000,000(d)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	3,022,581
1,075,000(d)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,086,353
3,200,000(d)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	3,245,179
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,578,720
3,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	3,753,093
3,365,000	BlackRock Funding, Inc., 4.60%, 7/26/27	3,388,505
1,800,000(d)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	1,800,384
3,000,000(d)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	2,999,075
1,100,000(d)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,144,264
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,104,649
2,530,000	Jefferies Financial Group, Inc., 5.15%, 9/15/25	2,529,957
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,543,259
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,616,261
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,709,866
2,000,000(a)	Mizuho Markets Cayman LP, 5.206% (SOFR + 60 bps), 11/28/25	2,000,743
3,300,000	Nomura Holdings, Inc., 5.594%, 7/2/27	3,357,117
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,022,106
	Total Diversified Financial Services	$54,286,227

	Electric — 1.9%
1,900,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 1,880,010
500,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	502,836
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,782,038
3,600,000	DTE Energy Co., 4.95%, 7/1/27	3,623,385
500,000	Enel Finance International NV, 4.50%, 6/15/25 (144A)	497,845
1,129,000	Enel Finance International NV, 7.05%, 10/14/25 (144A)	1,149,410
3,100,000	Eversource Energy, 4.75%, 5/15/26	3,100,137
970,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	976,170
39Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Electric — (continued)
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$ 516,442
4,935,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	4,814,902
1,500,000(c)	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	1,502,173
2,080,000	WEC Energy Group, Inc., 5.60%, 9/12/26	2,111,631
	Total Electric	$22,456,979

	Electronics — 0.4%
5,000,000	Amphenol Corp., 5.05%, 4/5/27	$ 5,055,095
	Total Electronics	$5,055,095

	Environmental Control — 0.5%
5,800,000	Waste Management, Inc., 4.50%, 3/15/28	$ 5,788,802
	Total Environmental Control	$5,788,802

	Gas — 0.5%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 2,009,777
3,300,000	Public Service Co. of North Carolina, Inc., 6.99%, 1/15/26	3,359,957
	Total Gas	$5,369,734

	Hand & Machine Tools — 0.1%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,635,933
	Total Hand & Machine Tools	$1,635,933

	Healthcare-Products — 0.3%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,086,309
2,000,000	Smith & Nephew Plc, 5.15%, 3/20/27	2,019,045
	Total Healthcare-Products	$3,105,354

	Insurance — 2.1%
1,230,000	Athene Global Funding, 5.349%, 7/9/27 (144A)	$ 1,241,126
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	1,318,256
1,300,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	1,310,571
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,045,058
3,100,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,168,999
2,750,000(a)	MassMutual Global Funding II, 5.439% (SOFR + 74 bps), 4/9/27 (144A)	2,755,619
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,914,166
1,100,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	1,076,868
2,000,000	Metropolitan Life Global Funding I, 5.05%, 6/11/27 (144A)	2,027,873
Pioneer Short Term Income Fund  | 11/30/2440

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	$ 2,084,086
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,017,207
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,421,200
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,479,679
	Total Insurance	$23,860,708

	Internet — 0.2%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 998,594
1,600,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	1,601,470
	Total Internet	$2,600,064

	Machinery-Construction & Mining — 0.3%
3,700,000	Caterpillar Financial Services Corp., 4.40%, 10/15/27	$ 3,705,043
	Total Machinery-Construction & Mining	$3,705,043

	Machinery-Diversified — 0.2%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,632,456
	Total Machinery-Diversified	$2,632,456

	Mining — 0.6%
1,800,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,792,098
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,429,491
2,500,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26	2,516,275
	Total Mining	$6,737,864

	Office & Business Equipment — 0.1%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,671,404
	Total Office & Business Equipment	$1,671,404

	Oil & Gas — 0.2%
2,800,000	Diamondback Energy, Inc., 5.20%, 4/18/27	$ 2,835,944
	Total Oil & Gas	$2,835,944

	Pharmaceuticals — 0.2%
2,851,000	CVS Health Corp., 3.625%, 4/1/27	$ 2,777,345
	Total Pharmaceuticals	$2,777,345

	Pipelines — 2.3%
2,400,000	Enbridge, Inc., 5.25%, 4/5/27	$ 2,435,289
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	1,997,076
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,147,750
41Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,800,000	MPLX LP, 4.125%, 3/1/27	$ 1,777,986
4,000,000	ONEOK, Inc., 4.25%, 9/24/27	3,957,688
505,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	505,321
4,000,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/27 (144A)	3,995,804
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,831,231
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,053,822
3,300,000	Western Midstream Operating LP, 4.65%, 7/1/26	3,280,428
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,565,381
	Total Pipelines	$26,547,776

	REITs — 0.3%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,662,029
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,480,591
	Total REITs	$3,142,620

	Retail — 0.8%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,102,504
4,300,000	Darden Restaurants, Inc., 4.35%, 10/15/27	4,255,720
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,835,960
	Total Retail	$9,194,184

	Semiconductors — 1.0%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,772,959
2,850,000	Broadcom, Inc., 5.05%, 7/12/27	2,878,562
3,300,000	Microchip Technology, Inc., 4.25%, 9/1/25	3,285,011
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,033,036
	Total Semiconductors	$10,969,568

	Software — 0.1%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,643,079
	Total Software	$1,643,079

	Telecommunications — 0.7%
4,200,000	NBN Co., Ltd., 4.00%, 10/1/27 (144A)	$ 4,135,358
1,186,000	Sprint LLC, 7.625%, 3/1/26	1,216,244
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,938,921
	Total Telecommunications	$8,290,523

Pioneer Short Term Income Fund  | 11/30/2442

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trucking & Leasing — 0.3%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,987,480
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	393,858
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	834,599
	Total Trucking & Leasing	$3,215,937

	Water — 0.3%
3,600,000	Essential Utilities, Inc., 4.80%, 8/15/27	$ 3,608,457
	Total Water	$3,608,457

	Total Corporate Bonds (Cost $481,649,773)	$483,750,366

	Insurance-Linked Securities — 0.3% of Net Assets#
	Event Linked Bonds — 0.3%
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 16.323%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 256,000
	Multiperil – U.S. — 0.2%
250,000(a)	Caelus Re V, 4.993%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	$ 175,000
250,000(a)	Matterhorn Re, 10.00%, (SOFR + 525 bps), 3/24/25 (144A)	252,000
250,000(a)	Matterhorn Re, 12.50%, (SOFR + 775 bps), 3/24/25 (144A)	255,125
250,000(a)	Residential Re, 4.993%, (T-BILL + 50 bps), 12/6/24 (144A)	249,250
250,000(a)	Residential Re, 10.543%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	246,175
250,000(a)	Sanders Re II, 7.493%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	250,750
250,000(a)	Sanders Re III, 7.89%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	249,425
		$1,677,725

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Mystic Re IV, 10.593%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	$ 250,625
43Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
Multiperil – U.S. Regional — 0.0%†
250,000(a)	Long Point Re IV, 8.743%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 254,375
153,601(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	122,881
$377,256

Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 11.312%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 25,000
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 14.083%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 254,375
Windstorm – U.S. — 0.1%
500,000(a)	Bonanza Re, 9.423%, (3 Month U.S. Treasury Bill + 493 bps), 12/23/24 (144A)	$ 499,000
Windstorm – U.S. Regional — 0.0%†
250,000(a)	Citrus Re, 9.553%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 253,875
	Total Event Linked Bonds	$3,593,856

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(b)(h)+	Harambee Re 2018, 12/31/24	$ 125
250,000(b)(h)+	Harambee Re 2019, 12/31/24	—
250,000(b)(h)+	Harambee Re 2020, 12/31/24	—
		$125

	Multiperil – Worldwide — 0.0%†
185,015(b)(h)+	Alturas Re 2022-2, 12/31/27	$ 12,026
128,615(b)(h)+	Lorenz Re 2019, 6/30/25	1,170
363,953(b)(i)+	Merion Re 2022-2, 12/31/27	326,888
500,000(b)(h)+	Thopas Re 2020, 12/31/24	100
250,000(h)+	Thopas Re 2021, 12/31/24	2,600
250,000(h)+	Thopas Re 2022, 12/31/27	—
Pioneer Short Term Income Fund  | 11/30/2444

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
500,000(b)(h)+	Viribus Re 2020, 12/31/24	$ 15,350
250,000(b)(h)+	Viribus Re 2022, 12/31/27	400
		$358,534

	Total Reinsurance Sidecars	$358,659

	Total Insurance-Linked Securities (Cost $4,324,417)	$3,952,515

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 7.4% of Net Assets
7,068	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 7,139
1,076,022	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	1,096,458
1,596,450	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,615,955
1,405,508	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	1,422,640
109,732	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	111,462
2,116,111	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	2,176,699
3,435,577	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,536,763
2,934,157	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	3,019,197
199,602	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	205,471
618,968	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	635,746
818,436	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	838,145
957,888	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	981,120
199,702	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	204,481
599,143	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	614,151
829(a)	Federal Home Loan Mortgage Corp., 6.981%, (1 Year CMT Index + 225 bps), 11/1/31	850
86(a)	Federal Home Loan Mortgage Corp., 7.482%, (1 Year CMT Index + 236 bps), 1/1/28	86
7,452(a)	Federal Home Loan Mortgage Corp. REMICs, 5.470%, (SOFR30A + 66 bps), 4/15/27	7,456
69,361(a)	Federal Home Loan Mortgage Corp. REMICs, 5.420%, (SOFR30A + 61 bps), 7/15/31	69,281
12,744(a)	Federal Home Loan Mortgage Corp. REMICs, 5.420%, (SOFR30A + 61 bps), 4/15/28	12,726
29,708(a)	Federal Home Loan Mortgage Corp. REMICs, 5.920%, (SOFR30A + 111 bps), 2/15/32	29,974
45,276(a)	Federal Home Loan Mortgage Corp. REMICs, 5.490%, (SOFR30A + 68 bps), 3/15/32	45,044
45Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,871(a)	Federal Home Loan Mortgage Corp. REMICs, 5.240%, (SOFR30A + 43 bps), 11/15/36	$ 9,722
56,418(a)	Federal Home Loan Mortgage Corp. REMICs, 5.295%, (SOFR30A + 49 bps), 11/15/37	55,695
36,462(a)	Federal Home Loan Mortgage Corp. REMICs, 5.420%, (SOFR30A + 61 bps), 2/15/41	36,090
50,520(a)	Federal Home Loan Mortgage Corp. REMICs, 5.340%, (SOFR30A + 53 bps), 4/15/41	49,847
20,553(a)	Federal Home Loan Mortgage Corp. REMICs, 5.470%, (SOFR30A + 66 bps), 2/15/42	20,369
71,388	Federal National Mortgage Association, 3.000%, 3/1/47	64,068
4,980(a)	Federal National Mortgage Association, 5.235%, (ECOFC + 193 bps), 12/1/36	4,947
6,256	Federal National Mortgage Association, 5.500%, 12/1/35	6,348
37,160	Federal National Mortgage Association, 5.500%, 8/1/37	37,932
1,587,414	Federal National Mortgage Association, 5.500%, 10/1/54	1,588,008
4,373	Federal National Mortgage Association, 6.000%, 4/1/38	4,562
831,992	Federal National Mortgage Association, 6.000%, 5/1/53	845,793
2,046,957	Federal National Mortgage Association, 6.000%, 9/1/54	2,071,908
1,831,840	Federal National Mortgage Association, 6.000%, 9/1/54	1,854,222
790,150	Federal National Mortgage Association, 6.000%, 10/1/54	799,868
2,700,000	Federal National Mortgage Association, 6.000%, 12/1/54 (TBA)	2,731,598
31,688	Federal National Mortgage Association, 6.500%, 4/1/29	32,081
845	Federal National Mortgage Association, 6.500%, 7/1/32	864
2,929,290	Federal National Mortgage Association, 6.500%, 12/1/53	3,010,868
2,090,294	Federal National Mortgage Association, 6.500%, 3/1/54	2,140,142
1,492,656	Federal National Mortgage Association, 6.500%, 4/1/54	1,531,793
Pioneer Short Term Income Fund  | 11/30/2446

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,087,631	Federal National Mortgage Association, 6.500%, 6/1/54	$ 3,166,249
997,729	Federal National Mortgage Association, 6.500%, 9/1/54	1,025,078
998,343	Federal National Mortgage Association, 6.500%, 9/1/54	1,026,928
400,518	Federal National Mortgage Association, 6.500%, 10/1/54	410,428
14,550,000	Federal National Mortgage Association, 6.500%, 12/15/54 (TBA)	14,894,799
988(a)	Federal National Mortgage Association, 6.838%, (1 Year CMT Index + 246 bps), 4/1/28	996
7,762	Federal National Mortgage Association, 7.000%, 1/1/36	8,036
5,060(a)	Federal National Mortgage Association, 7.554%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	5,162
9,540	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	9,622
42,298(a)	Federal National Mortgage Association REMICs, 5.313%, (SOFR30A + 51 bps), 12/18/32	42,009
29,087(a)	Federal National Mortgage Association REMICs, 5.149%, (SOFR30A + 41 bps), 11/25/27	29,011
6,828(a)	Federal National Mortgage Association REMICs, 5.249%, (SOFR30A + 51 bps), 3/25/34	6,822
19,171(a)	Federal National Mortgage Association REMICs, 5.199%, (SOFR30A + 46 bps), 9/25/36	18,910
12,533(a)	Federal National Mortgage Association REMICs, 5.209%, (SOFR30A + 47 bps), 3/25/37	12,282
46,162(a)	Federal National Mortgage Association REMICs, 5.099%, (SOFR30A + 36 bps), 6/25/37	45,246
37,308(a)	Federal National Mortgage Association REMICs, 5.419%, (SOFR30A + 68 bps), 9/25/37	37,123
37,163(a)	Federal National Mortgage Association REMICs, 5.429%, (SOFR30A + 69 bps), 9/25/37	37,020
31,016(a)	Federal National Mortgage Association REMICs, 5.199%, (SOFR30A + 46 bps), 3/25/37	30,502
27,062(a)	Federal National Mortgage Association REMICs, 5.749%, (SOFR30A + 101 bps), 7/25/38	27,248
572	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	568
28,006(a)	Government National Mortgage Association, 5.221%, (1 Month Term SOFR + 61 bps), 2/20/38	27,991
47Pioneer Short Term Income Fund  | 11/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
44,118(a)	Government National Mortgage Association, 5.021%, (1 Month Term SOFR + 41 bps), 8/20/40	$ 42,934
12,606	Government National Mortgage Association I, 6.000%, 12/15/31	13,093
27,489	Government National Mortgage Association I, 6.000%, 11/15/36	28,658
3,765	Government National Mortgage Association I, 6.500%, 5/15/31	3,882
4,703	Government National Mortgage Association I, 6.500%, 7/15/35	4,828
7,754	Government National Mortgage Association I, 6.500%, 10/15/37	7,939
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,408,242
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,135,352
3,400,000	U.S. Treasury Notes, 4.625%, 2/28/25	3,400,598
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	13,104,102
	Total U.S. Government and Agency Obligations (Cost $85,761,073)	$85,539,227

	SHORT TERM INVESTMENTS — 5.3% of Net Assets
	Repurchase Agreements — 0.3%
3,800,000	Bank of America, 4.59%, dated 11/29/24, to be purchased on 12/2/24 for $3,801,454, collateralized by $3,876,000, Government National Mortgage Association, 4.00%-6.00%, 12/15/32-8/20/53	$ 3,800,000
		$3,800,000

	Commercial Paper — 4.7% of Net Assets
2,500,000(j)	Alimentation Couche-Tard, Inc., 4.728%, 12/4/24	$ 2,498,355
5,500,000(j)	CenterPoint Energy Resources Corp., 4.633%, 12/2/24	5,497,881
5,500,000(j)	Consolidated Edison Company of New York, Inc., 4.727%, 12/2/24	5,497,862
5,500,000(j)	ERP Operating LP, 4.673%, 12/2/24	5,497,862
5,500,000(j)	Fiserv, Inc., 4.653%, 12/2/24	5,497,853
3,400,000(j)	Healthpeak Properties, Inc., 4.759%, 12/4/24	3,397,783
5,500,000(j)	Kinder Morgan, Inc., 4.703%, 12/2/24	5,497,728
1,400,000(j)	LSEGA Financing Plc , 4.654%, 12/2/24	1,399,499
3,200,000(j)	McGraw Hill Financial, Inc., 4.689%, 12/3/24	3,198,341
5,500,000(j)	Mondelez International, Inc., 4.705%, 12/3/24	5,497,149
Pioneer Short Term Income Fund  | 11/30/2448

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
3,400,000(j)	Sherwin Williams Co., 4.658%, 12/9/24	$ 3,395,595
5,500,000(j)	Targa Resources Corp., 4.753%, 12/2/24	5,497,687
2,100,000(j)	Wisconsin Power & Light Co., 4.602%, 12/2/24	2,099,203
	Total Commercial Paper (Cost $54,487,144)	$54,472,798

Shares
	Open-End Fund — 0.3%
3,595,779(k)	Dreyfus Government Cash Management, Institutional Shares, 4.52%	$ 3,595,779
		$3,595,779

	TOTAL SHORT TERM INVESTMENTS (Cost $61,882,923)	$61,868,577

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.0% (Cost $1,168,925,085)	$1,170,155,663
	OTHER ASSETS AND LIABILITIES — (1.0)%	$(12,077,895)
	net assets — 100.0%	$1,158,077,768

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
49Pioneer Short Term Income Fund  | 11/30/24

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2024, the value of these securities amounted to $659,696,566, or 57.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2024.
(b)	Non-income producing security.
(c)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2024.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at November 30, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Issued as preference shares.
(i)	Issued as participation notes.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$370	$12,026
Bonanza Re	12/15/2020	499,804	499,000
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	254,375
Citrus Re	4/11/2022	250,000	253,875
FloodSmart Re	2/14/2022	250,000	256,000
Harambee Re 2018	12/19/2017	4,347	125
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Integrity Re	5/9/2022	250,000	25,000
Long Point Re IV	5/13/2022	250,000	254,375
Pioneer Short Term Income Fund  | 11/30/2450

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$19,558	$1,170
Matterhorn Re	1/29/2020	153,601	122,881
Matterhorn Re	3/10/2022	250,000	252,000
Matterhorn Re	3/10/2022	250,000	255,125
Merion Re 2022-2	3/1/2022	345,777	326,888
Mystic Re IV	6/9/2021	250,000	250,625
Residential Re	10/30/2020	250,000	249,250
Residential Re	10/28/2021	250,000	246,175
Sanders Re II	11/23/2021	250,000	250,750
Sanders Re III	3/22/2022	250,000	249,425
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	2,600
Thopas Re 2022	2/15/2022	—	—
Viribus Re 2020	12/30/2019	50,960	15,350
Viribus Re 2022	4/18/2022	—	400
Total Restricted Securities			$3,952,515
% of Net assets			0.3%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,505	U.S. 2 Year Note (CBT)	3/31/25	$309,351,689	$310,194,611	$842,922
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
200	U.S. 5 Year Note (CBT)	3/31/25	$(21,349,516)	$(21,520,312)	$(170,796)
40	U.S. 10 Year Note (CBT)	3/20/25	(4,390,210)	(4,447,500)	(57,290)
80	U.S. 10 Year Ultra Bond (CBT)	3/20/25	(9,018,545)	(9,183,751)	(165,206)
30	U.S. Long Bond (CBT)	3/20/25	(3,497,733)	(3,585,000)	(87,267)
			$(38,256,004)	$(38,736,563)	$(480,559)
TOTAL FUTURES CONTRACTS			$271,095,685	$271,458,048	$362,363
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
51Pioneer Short Term Income Fund  | 11/30/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,039,497	$—	$5,039,497
Common Stock	16,257	—	—	16,257
Asset Backed Securities	—	353,890,782	48,500	353,939,282
Collateralized Mortgage Obligations	—	90,336,521	—	90,336,521
Commercial Mortgage-Backed Securities	—	85,713,421	—*	85,713,421
Corporate Bonds	—	483,750,366	—	483,750,366
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	125	125
Multiperil – Worldwide	—	—	358,534	358,534
All Other Insurance-Linked Securities	—	3,593,856	—	3,593,856
U.S. Government and Agency Obligations	—	85,539,227	—	85,539,227
Repurchase Agreements	—	3,800,000	—	3,800,000
Commercial Paper	—	54,472,798	—	54,472,798
Open-End Fund	3,595,779	—	—	3,595,779
Total Investments in Securities	$3,612,036	$1,166,136,468	$407,159	$1,170,155,663
Other Financial Instruments
Net unrealized appreciation on futures contracts	$362,363	$—	$—	$362,363
Total Other Financial Instruments	$362,363	$—	$—	$362,363
*	Securities valued at $0.
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
Pioneer Short Term Income Fund  | 11/30/2452